FINANCING EXPENSE, NET	12 Months Ended
Dec. 31, 2012
FINANCING EXPENSE, NET [Abstract]
FINANCING EXPENSE, NET
NOTE 19  -           INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET

A.	Interest Expenses, Net

Interest expenses net, for the twelve months ended December 31, 2012, 2011 and 2010 were $31,808, $27,797 and $26,406, respectively.

B.	Other Financing Expenses, Net

Other financing expenses, net consist of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Amortization on debt	$11,939	$19,073	$15,555
Changes in fair value, (total level 3 changes in fair value as reported in Note 14E)	10,827	(2,053)	7,088
Changes in fair value on debentures, derivatives and warrants - other than level 3 as reported in Note 14E	1,284	(5,624)	10,420
Exchange rate difference (mainly due to the effect of the NIS/USD exchange rate changes on our NIS denominated debentures)	2,707	(1,327)	5,946
Loss from notes exchange	--	--	2,350
Others	826	2,436	5,160
Other financing expenses, net	$27,583	$12,505	$46,519